Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
VY® BlackRock Inflation Protected Bond Portfolio
(the “Portfolio”)
Supplement dated October 4, 2024
to the Portfolio’s Adviser Class, Institutional Class, and Service Class Shares’
Summary Prospectus and Prospectus,
each dated May 1, 2024
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY AND NAME
On September 25, 2024, the Board of Trustees of Voya Investors Trust approved the following changes with respect to the Portfolio, effective at the close of business on December 6, 2024: (i) the removal of BlackRock Financial Management, Inc. as sub-adviser and BlackRock International Limited as sub- sub-adviser (together, “BlackRock”) to the Portfolio; (ii) the appointment of Voya Investment Management Co. LLC (“Voya IM”) as sub-adviser to the Portfolio; (iii) changes to the Portfolio’s principal investment strategies, including changes to the Portfolio’s policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests (the “80% policy”), principal risks, and portfolio managers; and (iv) changing the Portfolio’s name to “Voya Inflation Protected Bond Plus Portfolio”; and (v) certain fee related changes that have the effect of reducing the Portfolio’s total net operating expenses. From the open of business on November 25, 2024 through the close of business on December 6, 2024, the Portfolio will be in a “transition period” during which time the Portfolio’s assets currently managed by BlackRock will be allocated to Voya IM. During the transition period, the Portfolio may not be pursuing its investment objective and strategies. The sale and purchase of securities during the transition period may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Portfolio, resulting in taxable distributions to the Portfolio’s shareholders.
In connection with the foregoing, the following changes will be made:
Current	As of close of business, December 6, 2024
VY® BlackRock Inflation Protected Bond Portfolio	Voya Inflation Protected Bond Plus Portfolio
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio
invests at least 80% of its net assets (plus	invests at least 80% of its net assets (plus the
borrowings for investment purposes) in inflation-	amount of any borrowings for investment
indexed bonds of varying maturities issued by	purposes) in inflation-indexed bonds and other
the U.S. and non-U.S. governments, their	bonds and debt obligations of any kind.
agencies or instrumentalities, and U.S. and non-
U.S. corporations.
In addition, effective at the close of business on December 6, 2024, the Prospectuses are revised as follows:
1.All references to “VY® BlackRock Inflation Protected Bond Portfolio” are deleted in their entirety and replaced with “Voya Inflation Protected Bond Plus Portfolio”.
4.The sub-section of the Prospectuses entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following to reflect lower expense limitations with respect to each share class of the Portfolio and the termination of a management fee waiver. Together, these changes have the effect of reducing the Portfolio’s “Total Annual Portfolio Operating Expenses After Waivers and Reimbursements.”:
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S
Management Fees	%	0.54	0.54	0.54

Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25
Fees
Other Expenses	%	0.13	0.13	0.13

Total Annual Portfolio Operating Expenses	%	1.27	0.67	0.92
Waivers and Reimbursements2%		(0.08)	(0.08)	(0.08)

Total Annual Portfolio Operating Expenses After	%	1.19	0.59	0.84
Waivers and Reimbursements

1 Expense information has been restated to reflect current contractual rates.
2 Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Portfolio’s Board of Trustees (the “Board”).
5.	The table in the sub-section of the Prospectuses entitled “Fees and Expenses of the Portfolio
	– Expense Example” is deleted in its entirety and replaced with the following:

	Class	1 Yr	3 Yrs	5 Yrs	10 Yrs

	ADV	$121	395	689	1,527

	I	$60	206	365	827

	S	$86	285	501	1,124

6.	The section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its
	entirety and replaced with the following:
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. For purposes of this 80% policy, inflation-indexed bonds mean debt instruments that are structured to provide protection against inflation and bonds and debt obligations of any kind include bonds, debt instruments, and other fixed income and income-producing debt instruments of any kind issued or guaranteed by governmental or private-sector entities. For purposes of satisfying this 80% policy, the Portfolio may also invest in derivative instruments that provide investment exposure to, or exposure to risk factors associated with, inflation-indexed bonds and other bonds and debt obligations of any kind.
An inflation-indexed bond’s principal amount and/or interest payments are typically adjusted based on an official inflation measure. For inflation-indexed bonds issued by the U.S. government or U.S. corporations, typically these adjustments are tied to the Consumer Price Index for Urban Consumers. Inflation-indexed bonds issued by a foreign (non-U.S.) government or foreign (non-U.S.) corporation are generally adjusted based on a comparable inflation index, calculated by the relevant foreign (non-U.S.) government.
The Portfolio expects to use derivative instruments, such as total return swaps, or other investment techniques, such as entering into series of purchase and sale contracts or reverse repurchase agreements, to obtain investment exposure to inflation-indexed bonds in an amount approximately equal to the net asset value of the Portfolio.
The Portfolio expects to use its remaining investable monies (after effecting exposure to inflation-indexed bonds as described above) to invest in a range of sectors of the fixed income market, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized loan obligations (“CLOs”), collateralized mortgage obligations, investment-grade corporate bonds (e.g., rated at least BBB- by S&P Global Ratings, BBB- by Fitch Ratings, Inc., or Baa3 by Moody's Ratings), asset-backed securities and high yield debt securities, including such obligations of foreign (non-U.S.) issuers. The Portfolio’s allocation to these sectors will vary over time, and the Portfolio may invest significantly in one or more of these sectors.
The Portfolio seeks to construct a portfolio with an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities Index. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield- to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.
The Portfolio invests at least 80% of its assets in a portfolio of instruments rated investment- grade or that have an equivalent rating by a nationally recognized statistical rating organization. Although the Portfolio may invest up to 20% of its assets in high-yield (high risk) debt instruments rated below investment grade (commonly referred to as “junk bonds”), the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade.
The Portfolio may also invest up to 20% of its assets in non-dollar denominated securities of foreign (non-U.S.) issuers, including issuers in developing and emerging markets, and may invest, without limit, in U.S. dollar denominated securities of foreign (non-U.S.) issuers. The Portfolio currently considers developing or emerging market countries to include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe.
The Portfolio may invest in derivative instruments, including, but not limited to, the following: options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and forward foreign currency exchange contracts. The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate risk or currency risk, as a substitute for taking a position in the underlying asset, and/or to enhance returns.
The Portfolio’s total investment exposure (direct investments and indirect investment exposure via derivative instruments) will typically be in excess of the Portfolio’s net asset value, and potentially substantially so. This manner of investing may increase the volatility of the Portfolio’s performance.
In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no- action relief or exemptive orders granted thereunder.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.
7.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risks:
Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation (“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Portfolio may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
Covenant-Lite Loans: Loans in which the Portfolio may invest or to which the Portfolio may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant- lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Portfolio may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Portfolio will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Option Writing: When the Portfolio writes a covered call option on a security, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Portfolio continues to bear the risk of a decline in the value of the underlying security.
When the Portfolio writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s term. While the amount of the Portfolio’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited.
8.The section of the Prospectuses entitled “Performance Information” is amended to include the following:
The Portfolio’s performance prior to December 6, 2024 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.

Voya Inflation Protected Bond Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
VY® BlackRock Inflation Protected Bond Portfolio
(the “Portfolio”)
Supplement dated October 4, 2024
to the Portfolio’s Adviser Class, Institutional Class, and Service Class Shares’
Summary Prospectus and Prospectus,
each dated May 1, 2024
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY AND NAME
On September 25, 2024, the Board of Trustees of Voya Investors Trust approved the following changes with respect to the Portfolio, effective at the close of business on December 6, 2024: (i) the removal of BlackRock Financial Management, Inc. as sub-adviser and BlackRock International Limited as sub- sub-adviser (together, “BlackRock”) to the Portfolio; (ii) the appointment of Voya Investment Management Co. LLC (“Voya IM”) as sub-adviser to the Portfolio; (iii) changes to the Portfolio’s principal investment strategies, including changes to the Portfolio’s policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests (the “80% policy”), principal risks, and portfolio managers; and (iv) changing the Portfolio’s name to “Voya Inflation Protected Bond Plus Portfolio”; and (v) certain fee related changes that have the effect of reducing the Portfolio’s total net operating expenses. From the open of business on November 25, 2024 through the close of business on December 6, 2024, the Portfolio will be in a “transition period” during which time the Portfolio’s assets currently managed by BlackRock will be allocated to Voya IM. During the transition period, the Portfolio may not be pursuing its investment objective and strategies. The sale and purchase of securities during the transition period may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Portfolio, resulting in taxable distributions to the Portfolio’s shareholders.
In connection with the foregoing, the following changes will be made:
Current	As of close of business, December 6, 2024
VY® BlackRock Inflation Protected Bond Portfolio	Voya Inflation Protected Bond Plus Portfolio
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio
invests at least 80% of its net assets (plus	invests at least 80% of its net assets (plus the
borrowings for investment purposes) in inflation-	amount of any borrowings for investment
indexed bonds of varying maturities issued by	purposes) in inflation-indexed bonds and other
the U.S. and non-U.S. governments, their	bonds and debt obligations of any kind.
agencies or instrumentalities, and U.S. and non-
U.S. corporations.
In addition, effective at the close of business on December 6, 2024, the Prospectuses are revised as follows:
1.All references to “VY® BlackRock Inflation Protected Bond Portfolio” are deleted in their entirety and replaced with “Voya Inflation Protected Bond Plus Portfolio”.
4.The sub-section of the Prospectuses entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following to reflect lower expense limitations with respect to each share class of the Portfolio and the termination of a management fee waiver. Together, these changes have the effect of reducing the Portfolio’s “Total Annual Portfolio Operating Expenses After Waivers and Reimbursements.”:
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S
Management Fees	%	0.54	0.54	0.54

Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25
Fees
Other Expenses	%	0.13	0.13	0.13

Total Annual Portfolio Operating Expenses	%	1.27	0.67	0.92
Waivers and Reimbursements2%		(0.08)	(0.08)	(0.08)

Total Annual Portfolio Operating Expenses After	%	1.19	0.59	0.84
Waivers and Reimbursements

1 Expense information has been restated to reflect current contractual rates.
2 Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Portfolio’s Board of Trustees (the “Board”).
5.	The table in the sub-section of the Prospectuses entitled “Fees and Expenses of the Portfolio
	– Expense Example” is deleted in its entirety and replaced with the following:

	Class	1 Yr	3 Yrs	5 Yrs	10 Yrs

	ADV	$121	395	689	1,527

	I	$60	206	365	827

	S	$86	285	501	1,124

6.	The section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its
	entirety and replaced with the following:
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. For purposes of this 80% policy, inflation-indexed bonds mean debt instruments that are structured to provide protection against inflation and bonds and debt obligations of any kind include bonds, debt instruments, and other fixed income and income-producing debt instruments of any kind issued or guaranteed by governmental or private-sector entities. For purposes of satisfying this 80% policy, the Portfolio may also invest in derivative instruments that provide investment exposure to, or exposure to risk factors associated with, inflation-indexed bonds and other bonds and debt obligations of any kind.
An inflation-indexed bond’s principal amount and/or interest payments are typically adjusted based on an official inflation measure. For inflation-indexed bonds issued by the U.S. government or U.S. corporations, typically these adjustments are tied to the Consumer Price Index for Urban Consumers. Inflation-indexed bonds issued by a foreign (non-U.S.) government or foreign (non-U.S.) corporation are generally adjusted based on a comparable inflation index, calculated by the relevant foreign (non-U.S.) government.
The Portfolio expects to use derivative instruments, such as total return swaps, or other investment techniques, such as entering into series of purchase and sale contracts or reverse repurchase agreements, to obtain investment exposure to inflation-indexed bonds in an amount approximately equal to the net asset value of the Portfolio.
The Portfolio expects to use its remaining investable monies (after effecting exposure to inflation-indexed bonds as described above) to invest in a range of sectors of the fixed income market, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized loan obligations (“CLOs”), collateralized mortgage obligations, investment-grade corporate bonds (e.g., rated at least BBB- by S&P Global Ratings, BBB- by Fitch Ratings, Inc., or Baa3 by Moody's Ratings), asset-backed securities and high yield debt securities, including such obligations of foreign (non-U.S.) issuers. The Portfolio’s allocation to these sectors will vary over time, and the Portfolio may invest significantly in one or more of these sectors.
The Portfolio seeks to construct a portfolio with an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities Index. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield- to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.
The Portfolio invests at least 80% of its assets in a portfolio of instruments rated investment- grade or that have an equivalent rating by a nationally recognized statistical rating organization. Although the Portfolio may invest up to 20% of its assets in high-yield (high risk) debt instruments rated below investment grade (commonly referred to as “junk bonds”), the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade.
The Portfolio may also invest up to 20% of its assets in non-dollar denominated securities of foreign (non-U.S.) issuers, including issuers in developing and emerging markets, and may invest, without limit, in U.S. dollar denominated securities of foreign (non-U.S.) issuers. The Portfolio currently considers developing or emerging market countries to include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe.
The Portfolio may invest in derivative instruments, including, but not limited to, the following: options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and forward foreign currency exchange contracts. The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate risk or currency risk, as a substitute for taking a position in the underlying asset, and/or to enhance returns.
The Portfolio’s total investment exposure (direct investments and indirect investment exposure via derivative instruments) will typically be in excess of the Portfolio’s net asset value, and potentially substantially so. This manner of investing may increase the volatility of the Portfolio’s performance.
In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no- action relief or exemptive orders granted thereunder.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.
7.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risks:
Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation (“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Portfolio may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
Covenant-Lite Loans: Loans in which the Portfolio may invest or to which the Portfolio may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant- lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Portfolio may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Portfolio will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Option Writing: When the Portfolio writes a covered call option on a security, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Portfolio continues to bear the risk of a decline in the value of the underlying security.
When the Portfolio writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s term. While the amount of the Portfolio’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited.
8.The section of the Prospectuses entitled “Performance Information” is amended to include the following:
The Portfolio’s performance prior to December 6, 2024 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.